UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22432

Oxford Lane Capital Corp.
(Exact name of registrant as specified in charter)

8 Sound Shore Drive, Suite 255
Greenwich, CT	06830
(Address of principal executive offices)	(Zip code)

Jonathan H. Cohen
Chief Executive Officer
Oxford Lane Capital Corp.
8 Sound Shore Drive, Suite 255
Greenwich, CT 06830
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(203) 983-5275

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments

OXFORD LANE CAPITAL CORP.

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011

(unaudited)

COMPANY(1)	INDUSTRY	INVESTMENT	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)(5)
Bridgeport CLO II	structured finance	CLO secured notes - Class D(3)(4)(6)	$1,130,500	$890,435	$616,123
		(4.81%, due June 18, 2021)
Canaras Summit CLO 2007-1X	structured finance	CLO income notes(4)(7)	1,500,000	1,138,659	1,275,000
		(Estimated yield 22.95%, maturity June 19, 2021)
Canaras Summit CLO 2007-1A	structured finance	CLO secured notes - Class E(3)(4)(6)	750,000	510,738	461,250
		(4.91%, due June 19, 2021)
Cent CDO 15	structured finance	CLO secured notes - Class D(3)(4)(6)	1,625,000	1,232,605	975,000
		(4.69%, due March 11, 2021)
CIFC Funding 2006-1X	structured finance	CLO secured notes - Class B2L(3)(4)(6)	5,730,501	4,087,995	3,638,582
		(4.41%, due October 20, 2020)
Emporia III, Ltd. 2007-3A	structured finance	CLO secured notes - Class E(3)(4)(6)	3,594,000	2,760,177	2,120,460
		(4.12%, due April 23, 2021)
Gale Force 4 CLO 2007-4A	structured finance	CLO income notes(4)(7)	1,500,000	972,460	975,000
		(Estimated yield 16.30%, maturity August 20, 2021)
GSC VIII	structured finance	CLO secured notes - Class D(3)(4)(6)	2,112,137	1,344,545	1,277,843
		(3.80%, due April 18, 2021)
Harbourview CLO 2006-1	structured finance	CLO income notes(4)(7)	4,380,000	2,903,911	2,704,650
		(Estimated yield 22.30%, maturity December 27, 2019)
Hewett's Island CLO III	structured finance	CLO secured notes - Class D(3)(4)(6)	3,538,048	2,813,495	2,779,696
		(6.19%, due August 9, 2017)
Hewett's Island CLO IV	structured finance	CLO secured notes - Class E(3)(4)(6)	1,500,000	1,309,465	983,200
		(4.99%, due May 9, 2018)
Hillmark Funding Ltd. 2006-1A	structured finance	CLO income notes(4)(7)	2,000,000	1,545,047	1,460,000
		(Estimated yield 18.90%, maturity May 21, 2021)
Jersey Street CLO 2007-1A	structured finance	CLO income notes(4)(7)	3,185,000	2,341,501	2,277,275
		(Estimated yield 20.00%, maturity October 20, 2018)
Kingsland IV, Ltd. 2007-4A	structured finance	CLO income notes(4)(7)	2,350,000	1,888,555	1,768,375
		(Estimated yield 16.70%, maturity April 16, 2021)
Kingsland V, Ltd. 2007-5X	structured finance	CLO secured notes - Class E(3)(4)(6)	2,250,000	1,649,468	1,327,500
		(4.65%, due July 14, 2021)
Lightpoint CLO VII, Ltd. 2007-7X	structured finance	CLO income notes(4)(7) (Estimated yield 22.38%, maturity May 15, 2021)	2,000,000	1,352,154	1,360,000
Mountain Capital CLO IV, Ltd 2005-4X	structured finance	CLO secured notes - Class B2L(3)(4)(6) (5.30%, due March 15, 2018)	2,820,248	2,001,023	1,861,364
Octagon XI CLO 2007-1A	structured finance	CLO income notes(4)(7)	2,025,000	1,683,719	1,923,750
		(Estimated yield 19.76%, maturity August 25, 2021)
PPM Grayhawk CLO 2007	structured finance	CLO secured notes - Class D(3)(4)(6)	1,869,138	1,386,991	1,065,408
		(4.00%, due April 18, 2021)
Rampart CLO 2007-1A	structured finance	CLO income notes(4)(7)	1,500,000	1,268,631	1,230,000
		(Estimated yield 15.30%, maturity October 25, 2021)
Waterfront CLO 2007	structured finance	CLO secured notes - Class D(3)(4)(6)	5,750,000	4,289,816	3,680,000
		(5.15%, due October 15, 2020)

TOTAL INVESTMENTS				$39,371,390	$35,760,476
OTHER ASSETS IN EXCESS OF LIABILITIES					1,285,376
NET ASSETS (Equivalent to $15.08 per share based on 2,455,858 shares of common stock outstanding)					$37,045,852

(1)	We do not "control" and are not an "affiliate" of any of our portfolio companies, each as defined in the Investment Company Act of 1940 (the "1940 Act").
In general, under the 1940 Act, we would be presumed to "control" a portfolio company if we owned 25% or more of its voting securities and would be an "affiliate" of a portfolio company if we owned 5% or more of its voting securities.
(2)	Fair value is determined in good faith by the Board of Directors of the Company.
(3)	Notes bear interest at variable rates.
(4)	Cost value reflects accretion of original issue discount or market discount, and amortization of premium.
(5)	As a percentage of net assets at December 31, 2011, investments at fair value are categorized as follows: CLO debt 56.11% and CLO equity 40.42%.
(6)	The CLO secured notes generally bear interest at a rate determined by reference to LIBOR which resets quarterly. For each CLO debt investment, the rate provided is as of December 31, 2011.
(7)	The CLO income notes are considered equity positions in the CLO funds. Equity investments are entitled to recurring dividend distributions which generally equal to remaining cash flow of the payments made by the underlying fund's securities less contractual payments to debt holders and fund expenses. The estimated yield indicated is based upon current projection of the amount and timing of recurring dividend distributions and repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.

See Accompanying Notes

OXFORD LANE CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2011

(unaudited)

NOTE 1. INVESTMENT VALUATION

The most significant estimate inherent in the preparation of Oxford Lane Capital Corp.’s (“the Fund’s”) financial statements is the valuation of investments and the related amounts of unrealized appreciation and depreciation of investments recorded. There is no single method for determining fair value in good faith. As a result, determining fair value requires that judgment be applied to the specific facts and circumstances of each portfolio investment while employing a consistently applied valuation process for the types of investments OXLC makes. The Fund is required to specifically fair value each individual investment on a quarterly basis.

The Fund complies with ASC 820-10, Fair Value Measurements and Disclosure, which establishes a three-level valuation hierarchy for disclosure of fair value measurements. ASC 820-10 clarified the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities in markets that are not active; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions. The Fund has determined that due to the general illiquidity of the market for the Fund’s investment portfolio, whereby little or no market data exists, all of the Fund’s investments are valued based upon “Level 3” inputs as of December 31, 2011. The Fund’s Board of Directors determines the value of OXLC’s investment portfolio each quarter. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material to the Fund’s financial statements.

The Fund has acquired a number of debt and equity positions in collateralized loan obligation (“CLO”) investment vehicles, which are special purpose financing vehicles. In valuing such investments, the Fund considers the operating metrics of the specific investment vehicle, including compliance with collateralization tests, defaulted and restructured securities, and payment defaults, if any. In addition, the Fund considers the indicative prices provided by the broker who arranges transactions in such investment vehicles, as well as any available information on other relevant transactions in the market. Members of OXLC Management’s portfolio management team also prepare portfolio company valuations using the most recent trustee reports and note valuation reports. OXLC Management or the Valuation Committee of the Board of Directors may request an additional analysis by a third-party firm to assist in the valuation process of CLO investment vehicles. All information is presented to the Board for its determination of fair value of these investments.

The Fund may also invest directly in senior secured loans (either in the primary or secondary markets). In valuing such investments, OXLC Management will prepare an analysis of each loan, including a financial summary, covenant compliance review, recent trading activity in the security, if known, and other business developments related to the portfolio company. All available information, including non-binding indicative bids obtained from large agent banks which may not be considered reliable, will be presented to the Valuation Committee of the Board to consider in its determination of fair value. In some instances, there may be limited trading activity in a security even though the market for the security is considered not active. In such cases the Board will consider the number of trades, the size and timing of each trade and other circumstances around such trades, to the extent such information is available, in its determination of fair value. At December 31, 2011, the Fund did not have any direct investments in senior secured loans.

OXFORD LANE CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2011

(unaudited)

NOTE 1. INVESTMENT VALUATION – (continued)

ASC 820-10-35, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly,” provides guidance on factors that should be considered in determining when a previously active market becomes inactive and whether a transaction is orderly. In accordance with ASC 820-10-35, the Fund’s valuation procedures specifically provide for the review of indicative quotes supplied by the brokers or large agent banks that make a market for each CLO investment or senior secured loan, respectively. The Fund has considered the factors described in ASC 820-10 and has determined that it is properly valuing the securities in its portfolio.

The Fund’s assets measured at fair value on a recurring basis subject to the disclosure requirements of ASC 820-10-35 at December 31, 2011, were as follows:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in	Significant	Significant
	Active Markets for	Other Observable	Unobservable
	Identical Assets	Inputs	Inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total

CLO Debt	$—	$—	$20,786,426	$20,786,426

CLO Equity	—	—	14,974,050	14,974,050

Total	$—	$—	$35,760,476	$35,760,476

NOTE 2. FEDERAL INCOME TAXES

For tax purposes, net unrealized depreciation is $5,942,057 because of the book to tax basis adjustment for accreted discount on equity CLOs. Aggregate gross unrealized appreciation for tax purposes is $0; aggregate gross unrealized depreciation for tax purposes is $5,942,057.

For tax purposes, the cost basis of the portfolio investments at December 31, 2011 was approximately $41,702,533.

Item 2. Controls and Procedures

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OXFORD LANE CAPITAL CORP.

By:	/s/ Jonathan H. Cohen
Name: Jonathan H. Cohen
Title: Chief Executive Officer

Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan H. Cohen	By:	/s/ Patrick F. Conroy
	Name: Jonathan H. Cohen		Name: Patrick F. Conroy
	Title: Chief Executive Officer		Title: Chief Financial Officer, Chief Compliance
	(Principal Executive Officer)		Officer and Corporate Secretary (Principal Financial Officer)

	Date: January 27, 2012	Date: January 27, 2012